Share Capital (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
446,582,604 (2020: 4,697,204) Ordinary shares	338,498	170,193

Disclosure of Detailed Information About Ordinary Shares Explanatory
	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s
At the beginning of the reporting period	170,193	134,183
Issuance of new shares
- Cash collected from sale of new share issuances and cash exercise of warrants	93,693	12,586
- Shares issued in lieu of agreed settlement	5,503	-
- Conversion of debt	1,689	-
- Shares issued in lieu of inventory payment	-	15, 525
- Shares issued in lieu of related party loan	-	1,546
- Convertible notes converted to equity	67,420	5,979
Warrants issued	-	374
At the end of the reporting period	338,498	170,193

Disclosure of Detailed Information About Gearing Ratio

The gearing ratio for the years ended 31 January 2021 and 31 January 2020 are as follows:

	Note	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Total borrowings	22	17,495	38,913
Less Cash and cash equivalents	15	(90,925)	(3,791)
Net cash)/ net debt		(73,430)	35,122
Equity		89,191	(6,284)
Total capital		15,788	28,838
Gearing ratio		20%	(619)%

Disclosure of Detailed Information About Warrants Outstanding

The following warrants were outstanding as at 31 January 2021 (31 January 2020: 610,122).

Average Exercise Price (USD)	Issue Date	Expiry Date	No. of warrants
	Mar-19	Mar-21	42,285
	Mar-19	Mar-23	14,000
$0.01 - $0.50	Apr-19	Apr-22	500
	May-19	May-21	10,000
	Jul-19	May-25	170,100
	Aug-19	Feb-25	285,714
	Aug-19	Aug-24	22,857
$1.51 - $2.00	Nov-17	Nov-21	2,000
	Oct-18	Oct-21	20,000
$2.01 - $4.00	Jun-18	Jun-23	8,000
	Mar-19	Mar-21	3,922
$4.01+	May-18	May-21	2,816
Total number of outstanding warrants as at 31 January 2021			582,194